Note 12 - Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2019	2018
	(In thousands)

Finished products	$454,920	$499,984
In process	42,045	47,970
Raw materials and supplies	166,060	144,009
	663,025	691,963
Less excess of FIFO cost over LIFO cost	161,341	145,004
Total inventories	$501,684	$546,959